Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Banking Portfolio	Apr. 29, 2024
Select Banking Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	8.46%
Past 5 years	9.32%
Past 10 years	7.04%
Select Banking Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.95%
Past 5 years	7.68%
Past 10 years	5.26%
Select Banking Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.84%
Past 5 years	7.08%
Past 10 years	5.29%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXZ93
Average Annual Return:
Past 1 year	3.33%
Past 5 years	7.07%
Past 10 years	6.75%